Exhibit 99.1

World Omni Auto Receivables Trust 2024-A
Monthly Servicer Certificate
June 30, 2025

Dates Covered
Collections Period	06/01/25 - 06/30/25
Interest Accrual Period	06/16/25 - 07/14/25
30/360 Days	30
Actual/360 Days	29
Distribution Date	07/15/25

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 05/31/25	676,489,658.95	30,085
Yield Supplement Overcollateralization Amount 05/31/25	47,117,723.83	0
Receivables Balance 05/31/25	723,607,382.78	30,085
Principal Payments	30,253,909.28	672
Defaulted Receivables	1,349,465.20	39
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 06/30/25	44,263,490.97	0
Pool Balance at 06/30/25	647,740,517.33	29,374

Pool Statistics	$ Amount	# of Accounts
Pool Factor	51.50%
Prepayment ABS Speed	1.61%
Aggregate Starting Principal Balance	1,343,677,474.68	40,916

Delinquent Receivables:
Past Due 31-60 days	9,949,538.74	323
Past Due 61-90 days	3,508,345.41	123
Past Due 91-120 days	570,990.29	25
Past Due 121+ days	0.00	0
Total	14,028,874.44	471

Total 31+ Delinquent as % Aggregate Ending Principal Balance	2.03%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.59%
Delinquency Trigger Occurred	NO

Recoveries	1,039,640.60
Aggregate Net Losses/(Gains) - June 2025	309,824.60
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.51%
Prior Net Losses/(Gains) Ratio	0.28%
Second Prior Net Losses/(Gains) Ratio	0.49%
Third Prior Net Losses/(Gains) Ratio	0.13%
Four Month Average	0.35%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.57%

Overcollateralization Target Amount	7,449,015.95
Actual Overcollateralization	7,449,015.95
Weighted Average Contract Rate	6.58%
Weighted Average Contract Rate, Yield Adjusted	10.47%
Weighted Average Remaining Term	45.71

Flow of Funds	$ Amount
Collections	35,229,862.76
Investment Earnings on Cash Accounts	15,039.17
Servicing Fee	(603,006.15)
Transfer to Collection Account	-
Available Funds	34,641,895.78

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	2,471,714.70
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	156,390.25
(5) Noteholders' Second Priority Principal Distributable Amount	2,529,510.54
(6) Class C Interest	81,597.00
(7) Noteholders' Third Priority Principal Distributable Amount	18,440,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	7,449,015.95
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	3,513,667.34

Total Distributions of Available Funds	34,641,895.78

Servicing Fee	603,006.15
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	1,170,710,000.00
Original Class B	36,870,000.00
Original Class C	18,440,000.00

Total Class A, B, & C
Note Balance @ 06/16/25	668,710,027.87
Principal Paid	28,418,526.49
Note Balance @ 07/15/25	640,291,501.38

Class A-1
Note Balance @ 06/16/25	0.00
Principal Paid	0.00
Note Balance @ 07/15/25	0.00
Note Factor @ 07/15/25	0.0000000%

Class A-2a
Note Balance @ 06/16/25	36,616,842.09
Principal Paid	11,403,795.94
Note Balance @ 07/15/25	25,213,046.15
Note Factor @ 07/15/25	14.4686366%

Class A-2b
Note Balance @ 06/16/25	54,633,185.78
Principal Paid	17,014,730.55
Note Balance @ 07/15/25	37,618,455.23
Note Factor @ 07/15/25	14.4686366%

Class A-3
Note Balance @ 06/16/25	434,260,000.00
Principal Paid	0.00
Note Balance @ 07/15/25	434,260,000.00
Note Factor @ 07/15/25	100.0000000%

Class A-4
Note Balance @ 06/16/25	87,890,000.00
Principal Paid	0.00
Note Balance @ 07/15/25	87,890,000.00
Note Factor @ 07/15/25	100.0000000%

Class B
Note Balance @ 06/16/25	36,870,000.00
Principal Paid	0.00
Note Balance @ 07/15/25	36,870,000.00
Note Factor @ 07/15/25	100.0000000%

Class C
Note Balance @ 06/16/25	18,440,000.00
Principal Paid	0.00
Note Balance @ 07/15/25	18,440,000.00
Note Factor @ 07/15/25	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	2,709,701.95
Total Principal Paid	28,418,526.49
Total Paid	31,128,228.44

Class A-1
Coupon	5.51900%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	5.05000%
Interest Paid	154,095.88
Principal Paid	11,403,795.94
Total Paid to A-2a Holders	11,557,891.82

Class A-2b
SOFR Rate	4.30385%
Coupon	4.64385%
Interest Paid	204,376.15
Principal Paid	17,014,730.55
Total Paid to A-2b Holders	17,219,106.70

Class A-3
Coupon	4.86000%
Interest Paid	1,758,753.00
Principal Paid	0.00
Total Paid to A-3 Holders	1,758,753.00

Class A-4
Coupon	4.84000%
Interest Paid	354,489.67
Principal Paid	0.00
Total Paid to A-4 Holders	354,489.67

Class B
Coupon	5.09000%
Interest Paid	156,390.25
Principal Paid	0.00
Total Paid to B Holders	156,390.25

Class C
Coupon	5.31000%
Interest Paid	81,597.00
Principal Paid	0.00
Total Paid to C Holders	81,597.00

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	2.2101613
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	23.1794967
Total Distribution Amount	25.3896580

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.8842872
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	65.4412713
Total A-2a Distribution Amount	66.3255585

A-2b Interest Distribution Amount	0.7860621
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	65.4412713
Total A-2b Distribution Amount	66.2273334

A-3 Interest Distribution Amount	4.0500000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	4.0500000

A-4 Interest Distribution Amount	4.0333334
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	4.0333334

B Interest Distribution Amount	4.2416667
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	4.2416667

C Interest Distribution Amount	4.4250000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	4.4250000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	89.01
Noteholders' Third Priority Principal Distributable Amount	648.87
Noteholders' Principal Distributable Amount	262.12

Account Balances	$ Amount
Reserve Account
Balance as of 06/16/25	3,072,738.16
Investment Earnings	10,737.63
Investment Earnings Paid	(10,737.63)
Deposit/(Withdrawal)	-
Balance as of 07/15/25	3,072,738.16
Change	-

Required Reserve Amount	3,072,738.16